Other Liabilities, Provisions, Contingencies and Commitments - Schedule of Contractual Maturities of the Operating Lease Commitments (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Mexican pesos [Member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	$ 57,782
U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	3,851
Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	38,030
Less than 1 year [member] | Mexican pesos [Member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	6,553
Less than 1 year [member] | U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	426
Less than 1 year [member] | Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	5,700
1-5 years [Member] | Mexican pesos [Member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	21,922
1-5 years [Member] | U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	3,145
1-5 years [Member] | Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	22,104
Later than 5 years [member] | Mexican pesos [Member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	29,307
Later than 5 years [member] | U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	280
Later than 5 years [member] | Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	$ 10,226